Provision for expected credit losses - Portfolio Overlays (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Provisions for expected credit losses
Portfolio overlays	$ 238	$ 179
Climate-related risks
Provisions for expected credit losses
Portfolio overlays	71	70
Non-retail portfolios
Provisions for expected credit losses
Portfolio overlays	159	32
Retail portfolios
Provisions for expected credit losses
Portfolio overlays	8	77
Parent Entity
Provisions for expected credit losses
Portfolio overlays	248	197
Parent Entity | Climate-related risks
Provisions for expected credit losses
Portfolio overlays	71	70
Parent Entity | Non-retail portfolios
Provisions for expected credit losses
Portfolio overlays	146	21
Parent Entity | Retail portfolios
Provisions for expected credit losses
Portfolio overlays	$ 31	$ 106